Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total current	¥ 7,760,400,487	¥ 7,265,930,914
Total loans	9,189,524,787	8,993,547,621
Total non-accrual	101,715,604	102,438,170
1 - 30 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	683,756,741	874,568,417
31 - 90 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	643,651,955	750,610,120
91 - 180 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	69,840,484	27,929,326
181 - 270 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	9,128,831	27,348,321
271 - 360 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	7,789,538	12,398,086
361 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	14,956,751	34,762,437
First lien [Member] | Collaboration Model [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total current	2,871,408,359
Total loans	3,477,208,979
Total non-accrual	48,141,278
First lien [Member] | Collaboration Model [Member] | 1 - 30 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	287,844,375
First lien [Member] | Collaboration Model [Member] | 31 - 90 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	269,814,967
First lien [Member] | Collaboration Model [Member] | 91 - 180 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	28,055,593
First lien [Member] | Collaboration Model [Member] | 181 - 270 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	5,119,297
First lien [Member] | Collaboration Model [Member] | 271 - 360 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	5,309,947
First lien [Member] | Collaboration Model [Member] | 361 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	9,656,441
First lien [Member] | Traditional Facilitation Model [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total current		2,623,540,867
Total loans		3,360,094,375
Total non-accrual		37,195,176
First lien [Member] | Traditional Facilitation Model [Member] | 1 - 30 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		359,502,111
First lien [Member] | Traditional Facilitation Model [Member] | 31 - 90 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		339,856,221
First lien [Member] | Traditional Facilitation Model [Member] | 91 - 180 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		11,173,004
First lien [Member] | Traditional Facilitation Model [Member] | 181 - 270 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		4,686,900
First lien [Member] | Traditional Facilitation Model [Member] | 271 - 360 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		2,446,894
First lien [Member] | Traditional Facilitation Model [Member] | 361 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		18,888,378
Second lien [Member] | Collaboration Model [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total current	4,888,992,128
Total loans	5,712,315,808
Total non-accrual	53,574,326
Second lien [Member] | Collaboration Model [Member] | 1 - 30 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	395,912,366
Second lien [Member] | Collaboration Model [Member] | 31 - 90 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	373,836,988
Second lien [Member] | Collaboration Model [Member] | 91 - 180 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	41,784,891
Second lien [Member] | Collaboration Model [Member] | 181 - 270 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	4,009,534
Second lien [Member] | Collaboration Model [Member] | 271 - 360 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	2,479,591
Second lien [Member] | Collaboration Model [Member] | 361 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	¥ 5,300,310
Second lien [Member] | Traditional Facilitation Model [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total current		4,642,390,047
Total loans		5,633,453,246
Total non-accrual		65,242,994
Second lien [Member] | Traditional Facilitation Model [Member] | 1 - 30 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		515,066,306
Second lien [Member] | Traditional Facilitation Model [Member] | 31 - 90 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		410,753,899
Second lien [Member] | Traditional Facilitation Model [Member] | 91 - 180 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		16,756,322
Second lien [Member] | Traditional Facilitation Model [Member] | 181 - 270 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		22,661,421
Second lien [Member] | Traditional Facilitation Model [Member] | 271 - 360 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		9,951,192
Second lien [Member] | Traditional Facilitation Model [Member] | 361 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		¥ 15,874,059